Retirement benefits (Details) - Schedule of net defined benefit plan costs - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Net Defined Benefit Plan Costs Abstract
Interest costs	$ 11,676	$ 10,174
Service costs	52,170	49,243
Actuarial gain	(31,227)	(14,553)
Total	$ 32,619	$ 44,864